Operating profit (Tables)	12 Months Ended
Dec. 31, 2025
Operating profit
Schedule of key amounts included in operating profit

	2025 £m	2024 £m	2023 £m
Advertising and promotion[1]	2,256	2,157	2,023
Distribution costs[1]	230	239	237
Separation and admission costs	–	30	120
Restructuring costs	89	214	169

[1]	Reported within selling, general and administration.

Schedule of a breakdown of the restructuring costs by function

	2025 £m	2024 £m	2023 £m
Cost of sales	55	123	26
Selling, general and administration, and other operating expenses	33	90	129
Research and development	1	1	14
Total	89	214	169

	2025 £m	2024 £m	2023 £m
Cash	54	146	168
Non-cash	35	68	1
Total	89	214	169

Schedule of fees payable to the Company's auditor included in operating profit

		2025 £m	2024 £m	2023 £m
KPMG LLP	Audit of Group Consolidated Financial Statements	12	12	11
	Audit of the Company’s subsidiaries	5	5	5
	Audit services	17	17	16
	Other services[1]	1	2	1
Total		18	19	17

[1]	Other services provided by KPMG relate to permissible tax compliance and advisory services £0.5m (2024: £0.4m), other audit-related services £0.4m (2024: £1.5m) and other services £0.2m (2024: £0.2m).